S000001302 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.14%	9.84%	8.98%
TWEEDY BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Average Annual Return, Percent	2.52%	4.06%	4.60%
TWEEDY BROWNE INTERNATIONAL VALUE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.54%	2.85%	3.61%
TWEEDY BROWNE INTERNATIONAL VALUE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.29%	3.27%	3.66%